FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2015	2014
Assets
Cash	$106,072	$55,192
Investment securities, available for sale	335	276
Other investments	6,190	5,399
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	807,832	712,067
Total investment in subsidiaries	807,832	712,067
Premises and equipment	1,412	1,431
Other assets	12,312	13,870
Total assets	$941,653	$795,735

Liabilities
Subordinated debentures	$118,312	$0
Dividends payable	10,251	10,249
Other liabilities	3,714	1,409
Total liabilities	132,277	11,658
Shareholders’ equity	809,376	784,077
Total liabilities and shareholders’ equity	$941,653	$795,735

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2015	2014	2013
Income
Interest income	$81	$73	$75
Noninterest income	253	92	0
Dividends from subsidiaries	17,250	31,700	58,700
Total income	17,584	31,865	58,775

Expenses
Interest expense	2,157	0	0
Salaries and employee benefits	4,224	4,041	4,042
Miscellaneous professional services	723	708	663
Other	5,564	5,307	5,059
Total expenses	12,668	10,056	9,764
Income before income taxes and equity in undistributed net earnings of subsidiaries	4,916	21,809	49,011
Income tax benefit	(4,563)	(3,674)	(3,659)
Equity in undistributed earnings (loss) of subsidiaries	65,584	39,517	(4,321)
Net income	$75,063	$65,000	$48,349

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2015	2014	2013
Operating activities
Net income	$75,063	$65,000	$48,349
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(65,584)	(39,517)	4,321
Depreciation and amortization	78	24	26
Stock-based compensation expense	4,049	3,970	3,803
Deferred income taxes	(85)	180	(676)
(Decrease) increase in dividends payable	2	1,071	(7,691)
(Decrease) increase in other liabilities	1,965	(1,654)	7,719
Decrease (increase) in other assets	1,459	(264)	1,266
Net cash provided by (used in) operating activities	16,947	28,810	57,117

Investing activities
Capital contributions to subsidiaries	(40,000)	(27,601)	0
Net cash (paid) acquired from business acquisitions	0	(17,065)	0
Proceeds from disposal of subsidiaries	0	18,695	0
Proceeds from calls and maturities of investment securities	87	29	48
Purchases of investment securities	(412)	(192)	(88)
Purchases of premises and equipment	0	0	(80)
Other	0	0	307
Net cash provided by (used in) investing activities	(40,325)	(26,134)	187

Financing activities
Proceeds from long-term borrowings	120,000	0	0
Cash dividends paid on common stock	(39,070)	(34,848)	(61,429)
Treasury stock purchase	(4,498)	(697)	(11,778)
Proceeds from exercise of stock options, net of shares purchased	744	1,056	73
Excess tax benefit on share-based compensation	146	153	686
Other	(3,064)	(1,568)	(2,632)
Net cash provided by (used in) financing activities	74,258	(35,904)	(75,080)
Net increase (decrease) in cash	50,880	(33,228)	(17,776)
Cash at beginning of year	55,192	88,420	106,196
Cash at end of year	$106,072	$55,192	$88,420